SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment Financial Information

Segment financial information for 2017 is as follows:
			Corporate
	Freight	Transit	Activities and
In thousands	Segment	Segment	Elimination	Total
Sales to external customers	$1,396,588	$2,485,168	$—	$3,881,756
Intersegment sales/(elimination)	37,630	21,548	(59,178)	—
Total sales	$1,434,218	$2,506,716	$(59,178)	$3,881,756
Income (loss) from operations	$264,603	$188,546	$(31,416)	$421,733
Interest expense and other, net	—	—	(69,670)	(69,670)
Income (loss) from operations before income taxes	$264,603	$188,546	$(101,086)	$352,063
Depreciation and amortization	$43,721	$57,441	$2,086	$103,248
Capital expenditures	33,921	50,762	4,783	89,466
Segment assets	3,504,289	7,562,122	(4,486,431)	6,579,980

Segment financial information for 2016 is as follows:
			Corporate
	Freight	Transit	Activities and
In thousands	Segment	Segment	Elimination	Total
Sales to external customers	$1,543,098	$1,388,090	$—	$2,931,188
Intersegment sales/(elimination)	39,519	9,393	(48,912)	$—
Total sales	$1,582,617	$1,397,483	$(48,912)	$2,931,188
Income (loss) from operations	$344,455	$171,446	$(57,540)	$458,361
Interest expense and other, net	—	—	(45,524)	(45,524)
Income (loss) from operations before income taxes	$344,455	$171,446	$(103,064)	$412,837
Depreciation and amortization	$36,519	$31,545	$1,731	$69,795
Capital expenditures	22,726	20,987	6,503	50,216
Segment assets	2,949,668	6,720,302	(3,088,952)	6,581,018

Segment financial information for 2015 is as follows:
			Corporate
	Freight	Transit	Activities and
In thousands	Segment	Segment	Elimination	Total
Sales to external customers	$2,054,715	$1,235,283	$—	$3,307,998
Intersegment sales/(elimination)	35,372	10,895	(46,267)	—
Total sales	$2,090,087	$1,264,178	$(46,267)	$3,307,998
Income (loss) from operations	$482,640	$150,988	$(26,061)	$607,567
Interest expense and other, net	—	—	(22,199)	(22,199)
Income (loss) from operations before income taxes	$482,640	$150,988	$(48,260)	$585,368
Depreciation and amortization	$36,834	$26,196	$1,704	$64,734
Capital expenditures	24,715	22,996	1,717	49,428
Segment assets	2,708,724	2,202,614	(1,681,825)	3,229,513

Geographic Area Data
The following geographic area data as of and for the years ended December 31, 2017, 2016 and 2015, respectively, includes net sales based on product shipment destination and long-lived assets, which consist of plant, property and equipment, net of depreciation, resident in their respective countries:

	Net Sales			Long-Lived Assets
In thousands	2017	2016	2015	2017	2016	2015
United States	$1,323,781	$1,362,255	$1,754,924	$211,608	$205,895	$171,362
United Kingdom	356,493	322,563	368,505	57,668	54,215	63,694
Canada	279,013	206,258	204,674	5,822	5,156	4,876
France	237,454	66,287	45,565	57,849	33,636	7,194
Germany	208,817	98,364	92,422	71,709	57,902	31,642
China	178,137	106,357	100,586	36,388	42,672	12,256
Mexico	160,029	183,583	190,034	9,117	8,766	8,839
Italy	142,037	45,771	38,164	30,329	27,253	15,170
India	137,837	24,161	12,345	12,519	1,271	1,946
Australia	136,127	82,099	86,809	10,483	8,039	8,424
Brazil	69,378	51,493	84,595	13,184	13,227	9,318
Other international	652,653	381,997	329,375	57,296	60,344	18,472
Total	$3,881,756	$2,931,188	$3,307,998	$573,972	$518,376	$353,193

Sales by Product
Sales by product are as follows:

In thousands	2017	2016	2015
Specialty Products & Electronics	$1,350,727	$1,374,580	$1,733,881
Brake Products	749,959	588,081	627,552
Remanufacturing, Overhaul & Build	522,275	559,284	606,624
Transit Products	1,112,340	276,124	189,581
Other	146,455	133,119	150,360
Total sales	$3,881,756	$2,931,188	$3,307,998